Allocation of Proceeds on Series D and Series E Between Fair Market Value of Common Stock and Redeemable Preferred Shares (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Total Proceeds	$ 67,663,868
Fair Market Value of Warrants	49,060,573
Preferred Stock	18,693,563
Series D Preferred Stock [Member] | Series D Units Issued on March 3, 2010 [Member]
Class of Stock [Line Items]
Total Proceeds	40,893,316
Fair Market Value of Warrants	27,644,882
Preferred Stock	13,248,434
Series D Preferred Stock [Member] | Series D Units Issued on April 18, 2010 [Member]
Class of Stock [Line Items]
Total Proceeds	26,681,922
Fair Market Value of Warrants	21,236,793
Preferred Stock	5,445,129
Series D Preferred Stock [Member] | Series D Units Issued on July 9, 2010 [Member]
Class of Stock [Line Items]
Total Proceeds	88,630
Fair Market Value of Warrants	178,898
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Total Proceeds	30,000,112
Fair Market Value of Warrants	24,062,443
Preferred Stock	$ 5,937,669